Property and Equipment	3 Months Ended
Feb. 28, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment
	Computer equipment	Computer software	Furniture and fixtures	Laboratory equipment	Leasehold improvements	Laboratory equipment under capital lease	Computer equipment under capital lease	Total
	$	$	$	$	$	$	$	$
Cost
Balance at November 30, 2017	530,750	156,059	172,498	5,286,803	1,441,452	276,300	76,458	$7,940,320
Additions	20,336	—	—	80,842	—	—	—	101,178
Balance at November 30, 2018	551,086	156,059	172,498	5,367,645	1,441,452	276,300	76,458	8,041,498
Additions	3,790	—	—	—	—	—	—	3,790
Balance at February 28, 2019	554,876	156,059	172,498	5,367,645	1,441,452	276,300	76,458	8,045,288

Accumulated depreciation
Balance at November 30, 2017	286,483	131,128	119,990	2,669,232	1,192,946	198,798	74,192	4,672,769
Depreciation	77,179	12,465	10,501	413,576	82,835	15,500	680	612,736
Balance at November 30, 2018	363,662	143,593	130,491	3,082,808	1,275,781	214,298	74,872	5,285,505
Depreciation	14,114	1,558	2,100	84,463	20,711	3,100	119	126,165
Balance at February 28, 2019	377,776	145,151	132,591	3,167,271	1,296,492	217,398	74,991	5,411,670

Net book value at:
Balance at November 30, 2018	$187,424	$12,466	$42,007	$2,284,837	$165,671	$62,002	$1,586	$2,755,993
Balance at February 28, 2019	$177,100	$10,908	$39,907	$2,200,374	$144,960	$58,902	$1,467	$2,633,618

As at February 28, 2019, there was $595,589 (November 30, 2018 - $595,589) of laboratory equipment that was not available for use and therefore, no depreciation has been recorded for such laboratory equipment. During the three months ended February 28, 2019 and 2018, the Company recorded depreciation expense within cost of goods sold in the amount of $881 and $Nil, respectively.